Share Capital - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions					12 Months Ended
		Jun. 01, 2025 shares	Jun. 01, 2022 CAD ($) shares	Jun. 01, 2022 USD ($) $ / shares shares	Mar. 31, 2025 CAD ($) shares $ / shares	Mar. 31, 2024 CAD ($) shares		Mar. 31, 2023 shares	[2]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)					56,234,231	54,545,797
Settlement of shares released for earn out payment related to business combination | $					$ 9,800
Shares released for earn out payment related to business combination | $					7,452	$ 353
Shares issued under share-based compensation plans | $					821	0
Share issue related cost | $					461	3,215
Shares issued for cash, net of issuance costs | $					$ 0	$ 37,924	[1]
Warrants expired (in shares)					10,486	1,838,131
Warrant Transaction
Disclosure of classes of share capital [line items]
Warrants expired (in shares)		7,040,875
June 2022 Offering
Disclosure of classes of share capital [line items]
Shares issued under equity financing (in shares)			7,040,875	7,040,875
Gross proceeds from offering			$ 21,800	$ 17.3
Share issue related cost | $			9,900
Shares issued for cash, net of issuance costs | $			$ 11,900
Number of common shares per warrant (in shares)				1
June 2022 Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit (in shares)				1
June 2022 Offering, Warrant
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in USD per share) | $ / shares				$ 32.00
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)					56,234,231	54,545,797	[2]	34,526,931
Shares released for earn out payment related to business combination (in shares)					1,190,432	57,008	[2]
Shares released for earn out payment related to business combination | $					$ 7,452	$ 353
Shares issued under share-based compensation plans (in shares)					386,341	176,725	[2]
Shares issued under share-based compensation plans | $					$ 9,111	$ 5,629
Shares issued under equity financing (in shares)	[2]					5,576,785
Share issue related cost | $					$ 461	$ 3,215
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares					$ 1.00
Number of shares issued (in shares)					0
Number of shares outstanding (in shares)					0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares					$ 5.00
Number of shares issued (in shares)					0
Number of shares outstanding (in shares)					0

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).
[2]	Comparative information has been adjusted due to 1:10 reverse stock split.